Capital Disclosures (Details) - USD ($)	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Nov. 30, 2018	Nov. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding		$ 14,400,000			$ 13,600,000
Available borrowings		132,800,000			73,500,000
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity		250,000,000		$ 200,000,000.0
Accounts receivable sold during period		130,000,000			80,000,000
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period		50,000,000			$ 52,300,000
New credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 800,000,000.0
New Term Loans, June
Disclosure of detailed information about borrowings [line items]
Notional amount	350,000,000.0
Revolving Facility Due June 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	450,000,000.0
Amount of accordion feature		110,000,000
Letters of credit outstanding	150,000,000	21,300,000
Available borrowings		$ 269,700,000
Revolving Facility Due June 2023 | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 50,000,000.0
Revolving Facility Due June 2023 | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term	10 days
New Term Loans, November
Disclosure of detailed information about borrowings [line items]
Amount of accordion feature			$ 250,000,000.0